Debt and Interest Expense - Additional Information (Details) - USD ($)					12 Months Ended
		Feb. 15, 2019	Dec. 19, 2018	Feb. 16, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019	Aug. 31, 2018	Mar. 31, 2018	Jun. 30, 2017	Feb. 25, 2014
Debt Instrument [Line Items]
APCWH Note Payable	[1],[2]				$ 427,493,000	$ 98,966,000
Long-term debt	[1]				4,787,381,000	3,492,712,000
Gain (loss) on interest-rate swaps	[1]				$ (7,972,000)	$ 0	$ 0
Revolving Credit Facility [Member] | WGP RCF [Member]
Debt Instrument [Line Items]
Facility, maximum borrowing capacity				$ 35,000,000.0
Facility, expiration date			Jun. 14, 2019
Facility, fee rate					0.30%	0.30%
Facility, outstanding borrowings					$ 28,000,000
Facility, available borrowing capacity					$ 7,000,000
Facility, interest rate at period end					4.53%	3.57%
Long-term debt						$ 28,000,000
Revolving Credit Facility [Member] | WGP RCF [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, fee rate					0.30%
Revolving Credit Facility [Member] | WGP RCF [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, fee rate					0.50%
Revolving Credit Facility [Member] | WGP RCF [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Facility, variable rate floor					0.00%
Revolving Credit Facility [Member] | WGP RCF [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					2.00%
Revolving Credit Facility [Member] | WGP RCF [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					2.75%
Revolving Credit Facility [Member] | WGP RCF [Member] | London Interbank Offered Rate (LIBOR) [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.00%
Revolving Credit Facility [Member] | WGP RCF [Member] | Percentage Above Federal Funds Effective Rate [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					0.50%
Revolving Credit Facility [Member] | WGP RCF [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.00%
Revolving Credit Facility [Member] | WGP RCF [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.75%
Western Gas Partners, LP [Member] | Interest-Rate Swap [Member]
Debt Instrument [Line Items]
Gain (loss) on interest-rate swaps					$ (7,972,000)
Western Gas Partners, LP [Member] | Interest-Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Debt Instrument [Line Items]
Interest-rate swap, collateral posted if credit risk related provision triggered					2,700,000
Interest-rate swap, aggregate fair value of swaps with credit risk related features for which a net liability position existed					5,700,000
Western Gas Partners, LP [Member] | Interest-Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Debt Instrument [Line Items]
Interest-rate swap, liability fair value					$ 8,000,000
Western Gas Partners, LP [Member] | 4.750% Senior Notes due 2028 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate					4.75%
Senior note, offering percent									99.818%
Senior note, effective interest rate									4.885%
Long-term debt					$ 395,841,000	0
Western Gas Partners, LP [Member] | 5.500% Senior Notes due 2048 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate					5.50%
Senior note, offering percent									98.912%
Senior note, effective interest rate									5.652%
Long-term debt					$ 342,328,000	0
Western Gas Partners, LP [Member] | 4.500% Senior Notes due 2028 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate					4.50%
Senior note, offering percent										99.435%
Senior note, effective interest rate										4.682%
Long-term debt					$ 394,631,000	0
Western Gas Partners, LP [Member] | 5.300% Senior Notes due 2048 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate					5.30%
Senior note, offering percent										99.169%
Senior note, effective interest rate										5.431%
Long-term debt					$ 686,648,000	$ 0
Western Gas Partners, LP [Member] | APCWH Note Payable [Member]
Debt Instrument [Line Items]
Interest rate					3.04%	2.09%
Long-term debt					$ 427,493,000	$ 98,966,000
Western Gas Partners, LP [Member] | APCWH Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
APCWH Note Payable											$ 500,000,000
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member]
Debt Instrument [Line Items]
Facility, maximum borrowing capacity				$ 1,500,000,000.0								$ 1,200,000,000.0
Facility, expiration date				Feb. 15, 2023
Facility, fee rate					0.20%	0.20%
Facility, outstanding borrowings					$ 220,000,000
Facility, available borrowing capacity					$ 1,300,000,000
Facility, interest rate at period end					3.74%	2.87%
Facility, expandable maximum borrowing capacity				$ 2,000,000,000
Facility, outstanding letters of credit					$ 4,600,000
Long-term debt					$ 220,000,000	$ 370,000,000
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Facility, expiration date		Feb. 15, 2024
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Facility, maximum borrowing capacity								$ 2,000,000,000.0
Facility, accordion feature amount								$ 500,000,000.0
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, fee rate					0.125%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, fee rate					0.25%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.00%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.50%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | London Interbank Offered Rate (LIBOR) [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.00%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | Percentage Above Federal Funds Effective Rate [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					0.50%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					0.00%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					0.50%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES 364-Day Facility [Member]
Debt Instrument [Line Items]
Facility, maximum borrowing capacity			$ 2,000,000,000.0
Facility, fee rate			0.175%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES 364-Day Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			1.00%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES 364-Day Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			1.625%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES 364-Day Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			1.00%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES 364-Day Facility [Member] | Percentage Above Federal Funds Effective Rate [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			0.50%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES 364-Day Facility [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			0.00%
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES 364-Day Facility [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			0.625%

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 6 and Note 15.